Cover	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2026
Entity File Number	1-38411
Entity Registrant Name	RAFAEL HOLDINGS, INC.
Entity Central Index Key	0001713863
Entity Tax Identification Number	82-2296593
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	520 Broad Street
Entity Address, City or Town	Newark
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07102
City Area Code	212
Local Phone Number	658-1450
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class B common stock, par value $0.01 per share
Trading Symbol	RFL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false